SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Trade and other payable
In-kind contributions	$ 1,580,556	$ 714,359	$ 476,292
Total	(42,163,720)	(16,786,191)	(21,929,605)
Joint ventures
Trade and other payable
Sales of goods and services	25,585,104	9,404,716	6,139,155
Purchases of goods and services	62,876,997	23,395,323	21,634,936
Equity contributions	3,000	3,033,582	250,000
Key management personnel
Trade and other payable
Salaries, social security benefits and other benefits	4,042,348	3,376,292	5,333,469
Loans granted		664,398
Interest gain		9,782	44,619
Shareholders and other related parties
Trade and other payable
Sales of goods and services	844,587	572,110	1,871,613
Purchases of goods and services	2,904,956	3,092,506	1,881,105
Net loans granted / (cancelled)	421,691
Interest gain	42,813
In-kind contributions	1,580,556	714,359	476,292
Parents companies and related parties to Parents
Trade and other payable
In-kind contributions	$ (817,170)	(1,219,776)	$ (1,861,774)
Interest gain/(lost)		$ (101,241)